GODFREY & KAHN, S.C.
ATTORNEYS AT LAW
780 North Water Street
Milwaukee, Wisconsin  53202
Phone (414) 273-3500   Fax (414) 273-5198
www.gklaw.com

December 18, 2009

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:

Frontegra Funds, Inc. Preliminary Proxy Material

Ladies and Gentlemen:

        In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of Frontegra Funds, Inc. (the “Company”), please find a Preliminary Proxy Statement and Form of Proxy relating to a special meeting of shareholders of the Frontegra Mastholm International Equity Fund, a series of the Company.  Also enclosed is a Schedule 14A cover sheet.

        If you have any questions concerning this filing, please contact me directly at 414-287-9334.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:	Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI; WASHINGTON, DC; AND SHANGHAI, PRC

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